REVENUE (Details - Revenue by geographic destination) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,783,340	$ 0
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	535,407	0
International [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,247,933	$ 0